Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Finite-Lived Intangible Assets
The components of intangible assets other than goodwill at December 31 were as follows:

	2018			2017
Description	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net
Finite-lived intangible assets:
Marketed products	$3,193.5	$(779.2)	$2,414.3	$3,151.2	$(599.8)	$2,551.4
Other	53.1	(34.0)	19.1	54.1	(29.9)	24.2
Total finite-lived intangible assets	3,246.6	(813.2)	2,433.4	3,205.3	(629.7)	2,575.6
Indefinite-lived intangible assets:
Acquired in-process research and development	19.6	—	19.6	97.2	—	97.2
Other intangibles	$3,266.2	$(813.2)	$2,453.0	$3,302.5	$(629.7)	$2,672.8

Components of Indefinite-Lived Intangible Assets
The components of intangible assets other than goodwill at December 31 were as follows:

	2018			2017
Description	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net	Carrying Amount, Gross	Accumulated Amortization	Carrying Amount, Net
Finite-lived intangible assets:
Marketed products	$3,193.5	$(779.2)	$2,414.3	$3,151.2	$(599.8)	$2,551.4
Other	53.1	(34.0)	19.1	54.1	(29.9)	24.2
Total finite-lived intangible assets	3,246.6	(813.2)	2,433.4	3,205.3	(629.7)	2,575.6
Indefinite-lived intangible assets:
Acquired in-process research and development	19.6	—	19.6	97.2	—	97.2
Other intangibles	$3,266.2	$(813.2)	$2,453.0	$3,302.5	$(629.7)	$2,672.8

Estimated Amortization Expense
The estimated amortization expense for each of the next five years associated with our finite-lived intangible assets as of December 31, 2018 is as follows:

	2019	2020	2021	2022	2023
Estimated amortization expense	$197.9	$198.3	$198.0	$196.0	$195.8